Subsequent Events (Details) $ / shares in Units, shares in Millions, kr in Millions, $ in Millions						1 Months Ended			3 Months Ended	12 Months Ended
	Apr. 03, 2023 USD ($) vessel rig $ / shares shares	Mar. 15, 2023 USD ($)	Mar. 05, 2023 USD ($)	Mar. 05, 2023 NOK (kr)	Feb. 10, 2023 USD ($)	Mar. 31, 2023	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 14, 2023	Sep. 30, 2022	Feb. 23, 2022 $ / shares	Jan. 31, 2022	Nov. 30, 2021
Subsequent Event [Line Items]
Shares issued, closing share price (in usd per share) | $ / shares														$ 29.98
Exit fee | $										$ 22.0	$ 0.0
Second Lien Senior Secured (Level 3) | Secured debt
Subsequent Event [Line Items]
Exit fee | $							$ 13.0	$ 10.0		$ 13.0	$ 0.0
Subsequent event
Subsequent Event [Line Items]
Loss contingency, damages sought			$ 28.0	kr 300
Loss contingency, damages sought						72 million
Subsequent event | Second Lien Senior Secured (Level 3) | Secured debt
Subsequent Event [Line Items]
Repayments of debt | $		$ 44.0			$ 118.0				$ 162.0
Debt Instrument, repaid, principal | $		40.0			110.0				$ 150.0
Exit fee | $		2.0			6.0
Interest repaid | $		$ 2.0			$ 2.0
Subsequent event | Floaters
Subsequent Event [Line Items]
Number of vessels owned	12
Subsequent event | Drillship, 7th generation
Subsequent Event [Line Items]
Number of vessels owned	7
Subsequent event | Drillship, 6th generation
Subsequent Event [Line Items]
Number of vessels owned	3
Subsequent event | Benign environment semi-submersible
Subsequent Event [Line Items]
Number of vessels owned	2
Subsequent event | Harsh environment
Subsequent Event [Line Items]
Number of vessels owned	3
Subsequent event | Benign jack-up rigs
Subsequent Event [Line Items]
Number of vessels owned	4
Subsequent event | Tender assisted rigs
Subsequent Event [Line Items]
Number of vessels owned	3
Subsequent event | Rigs under management service arrangements
Subsequent Event [Line Items]
Number of vessels owned	7
Subsequent event | The Merger
Subsequent Event [Line Items]
Number of shares issued in business acquisition (in shares) | shares	29.9
Voting rights	37.00%
Equity interest issued in business acquisition | $	$ 1,200.0
Shares issued, closing share price (in usd per share) | $ / shares	$ 41.6
Subsequent event | The Merger | Drillship
Subsequent Event [Line Items]
Number of vessels acquired in business acquisition | rig	4
Subsequent event | The Merger | Semi-submersible
Subsequent Event [Line Items]
Number of vessels acquired in business acquisition	1
Subsequent event | The Merger | Tender assist unit
Subsequent Event [Line Items]
Number of vessels acquired in business acquisition	3
PES
Subsequent Event [Line Items]
Ownership interest ( in percent)										35.00%	100.00%		35.00%		35.00%	100.00%
PES | Subsequent event
Subsequent Event [Line Items]
Ownership interest ( in percent)												35.00%